Summary of Significant Accounting Policies (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) segment customer location	Dec. 31, 2014 USD ($) customer	Dec. 31, 2013 USD ($)	Feb. 29, 2016 USD ($)
Significant Accounting Policies [Line Items]
Deferred financing costs	$ 3,848,000	$ 4,974,000
Return Period	45 days
Return Period Canada	90 days
Restricted Cash	$ 1,200,000	1,200,000
Goodwill impairment loss	0	0	$ 0
Deferred revenue	$ 2,500,000	$ 1,600,000
Number of accredited financial institutions which the Company maintains the majority of its cash | location	2
Number of Single Source Suppliers | customer	1	1
Number of operating segment | segment	1
Percentage Of Accounts Payable, Accrued Expenses, and Other Current Liabilities	28.00%	30.00%
Segment Reporting, Disclosure of Major Customers	three	2	two
Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Goodwill, discontinued operations				$ 100,000
Other Noncurrent Liabilities [Member]
Significant Accounting Policies [Line Items]
Deferred revenue	$ 200,000
International Sales [Member]
Significant Accounting Policies [Line Items]
Percent of Revenue	15.00%	22.00%	13.00%
One Customer [Member]
Significant Accounting Policies [Line Items]
Percent of Revenue	13.00%	19.00%	17.00%
Customer Two [Member]
Significant Accounting Policies [Line Items]
Percent of Revenue	10.00%	14.00%	10.00%
Customer Three [Member]
Significant Accounting Policies [Line Items]
Percent of Revenue	12.00%